Note 20 - Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Geographical Revenue	$ 275,171	$ 237,439	$ 203,779
UNITED STATES
Geographical Revenue	165,115	133,263	106,672
EMEA [Member]
Geographical Revenue	80,094	77,576	75,165
CANADA
Geographical Revenue	18,167	15,667	13,266
Asia Pacific [Member]
Geographical Revenue	$ 11,795	$ 10,933	$ 8,676